CONVERTIBLE BONDS (Details) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended						1 Months Ended				1 Months Ended		12 Months Ended
	Mar. 22, 2010	Nov. 30, 2007	Nov. 30, 2006	Jul. 08, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Nov. 30, 2006 Brevan Howard Master Fund Limited [Member]	Nov. 30, 2009 Special Situation Funds [Member]	Nov. 30, 2006 Special Situation Funds [Member]	Nov. 09, 2009 Special Situation Funds [Member]	Apr. 30, 2012 Sigma and Trabelsi [Member]	Sep. 30, 2011 Sigma and Trabelsi [Member]	Dec. 31, 2012 Sigma and Trabelsi [Member]	Dec. 31, 2011 Sigma and Trabelsi [Member]
Debt Instrument [Line Items]
Proceeds from issuance of Units			$ 3,156,500						$ 200,000
Value of units											2,500,000		656,500	624,000
Maturity											3 years		3 years
Interest rate		12.00%									8.00%		8.00%	12.00%
Issuance of warrants to purchase ordinary shares	130,317	37,500			325,754		254,558		414,115		31,566		31,566	7,350
Exercise price of warrant issued	0.64	1.7			0.00		0.00		0.00		21.25		21.25	1.7
Warrant term	5 years										5 years		5 years
Interest paid		276,000
Conversion price per share		$ 18.06												$ 12.75
Monthly payment		41,000										10,000
Amount of debt extinguished				245,000	3,910,000		3,369,000		271,000								3,592,000	3,047,000
Debt extinguishment, ordinary shares issued					3,431,800		3,185,609								2,139,858	1,045,647	3,431,800	3,185,609
Gain on extinguishment of convertible bonds					2,230,000	[1]	2,006,000	[1]		[1]							2,230,000	2,006,000
Fair value of awards issued				130,000	1,240,000		1,220,000		147,000								1,367,000	222,000
Share capital adjustment					221,000												221,000	74,000
Additional paid in capital adjustment					1,019,000												1,146,000	148,000
Amount of liability extinguished on account of shares					$ 127,000		$ 819,000											$ 819,000

[1]	See Note 1